Interest income and expense	9 Months Ended
Jul. 31, 2022
Text block [abstract]
Interest income and expense
Note 1
4
.    Interest income and expense
The table below provides the consolidated interest income and expense by accounting category.

	For the three months ended						For the nine months ended
$ millions	2022 Jul. 31		2022 Apr. 30		2021 Jul. 31		2022 Jul. 31		2021 Jul. 31
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)	$4,956	$2,348	$3,639	$1,003	$3,198	$661	$11,971	$4,054	$9,552	$2,178
Debt securities measured at FVOCI (1)	229	n/a	119	n/a	81	n/a	432	n/a	262	n/a
Other (2)	615	216	488	155	381	106	1,584	477	1,190	347
Total	$5,800	$2,564	$4,246	$1,158	$3,660	$767	$13,987	$4,531	$11,004	$2,525
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.